Note Debt Securities Available for Sale (Debt securities available- for-sale - Additional Information) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Securities, Available-for-sale
Available-for-sale	$ 0	$ 14,423	$ 4,815
Gross Unrealized Losses	$ 209,307	$ 133,085